Schedule of Dividends Paid (Detail) - $ / shares	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Cash dividend paid per share	$ 0.58	$ 0.58	$ 0.58	$ 0.56	$ 0.56	$ 0.56	$ 0.56	$ 0.54	$ 2.30	$ 2.22	$ 2.12
Cash dividend declared per share									$ 2.32	$ 2.24	$ 2.14